Summary of share capital (Details) $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($) shares
IfrsStatementLineItems [Line Items]
Balance	$ 21,035
Balance	$ 20,014
Issued capital [member]
IfrsStatementLineItems [Line Items]
Balance, shares | shares	1,847,593
Balance	$ 13,517
Issuance of common shares, net of transaction costs, shares | shares	1,213,967
Issuance of common shares, net of transaction costs, Amount	$ 8,485
Granted | shares	60,167
Granted, Amount	$ 386
Balance, shares | shares	3,121,727
Balance	$ 22,388